Contingencies - Colombia-Related Matters - Insurance Recovery (Details) (Colombia, USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2013 Positive litigation outcome	Dec. 31, 2008 Positive litigation outcome insurer	Dec. 31, 2009 Positive litigation outcome insurer	Dec. 31, 2009 Defendants Seeking Declaratory Judgments [Domain]	Jun. 30, 2013 Defendants placed in liquidation insurer	Aug. 30, 2013 Defendants seeking declaratory judgments Pending litigation lawsuit
Gain Contingencies [Line Items]
Initial number of primary general liability insurers involved in coverage suit		3
Number of primary insurers with which the company reached settlement agreements			3		2
Percent of defense costs in the ATA and ATS lawsuits to be paid by primary insurers			40.00%	40.00%
Percent of defense costs in the ATA and ATS lawsuits paid by two insurers					1.00%
Expense reimbursement received to date which is deferred in Other liabilities	$ 12
Number of new claims filed						1